Inventories (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Inventories	Inventories consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Raw materials, components and consumables	US$	761.6	Rs.	57,726.9	Rs.	44,113.0
Work-in-progress		738.4		55,965.4		43,734.8
Finished goods		3,150.1		238,753.7		273,017.2

Total	US$	4,650.1	Rs.	352,446.0	Rs.	360,865.0